UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22094

Morgan Stanley Global Long/Short Fund A

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited)

September 30, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds

Equity Long/Short - High Hedge
Ascend Partners Fund II, Ltd.	1/1/2008	$5,400,000	$5,843,485	4.24%
Prism Partners IV Leveraged Offshore Fund	3/1/2008	5,475,000	6,089,742	4.42
Theorema Europe Fund, Ltd.	1/1/2008	4,932,651	4,915,496	3.56

Total Equity Long/Short - High Hedge		15,807,651	16,848,723	12.22

Equity Long/Short - Opportunistic
Adelphi Europe Fund (The)	1/1/2008	6,615,436	6,301,255	4.57
Amiya Global Emerging Opportunities Fund Limited	1/1/2008	5,250,000	6,765,385	4.91
Asian Century Quest Offshore Fund Ltd.	6/1/2009	3,900,000	4,217,453	3.06
Boyer Allan Pacific Fund Inc.	1/1/2008	3,200,000	3,108,443	2.25
Broadway Gate Offshore Fund Ltd.	5/1/2009	4,250,000	4,521,463	3.28
Conatus Capital Overseas Ltd.	8/1/2009	5,850,000	6,085,157	4.41
East Side Capital Offshore, Ltd.	1/1/2008	7,050,000	5,941,602	4.31
Eminence Fund, Ltd.	1/1/2009	7,150,000	7,439,800	5.39
Galleon Offshore, SPC Ltd.	7/1/2009	5,500,000	5,983,810	4.34
Highbridge Long/Short Equity Fund, Ltd	1/1/2008	5,150,000	5,556,045	4.03
Horizon Portfolio I Limited	1/1/2008	4,891,894	5,243,988	3.80
Karsch Capital, Ltd.	1/1/2008	5,764,598	5,846,485	4.23
Lansdowne Global Financials Fund Limited	1/1/2008	6,992,421	8,928,039	6.47
Lansdowne UK Equity Fund Limited	11/1/2008	7,142,875	8,296,975	6.02
Nevsky Fund Limited	6/1/2009	4,195,211	4,523,435	3.28
OMG Opportunities 2x Fund Limited	5/1/2009	5,700,000	5,777,812	4.19
RoyalCap Value Fund, Ltd.	1/1/2009	5,550,000	5,915,492	4.29
Samlyn Offshore, Ltd.	7/1/2009	5,000,000	5,172,538	3.75
Seligman Tech Spectrum Fund	1/1/2008	7,700,000	8,709,464	6.31
Tudor Global Emerging Markets Fund Ltd.	10/1/2008	5,500,000	5,386,235	3.91

Total Equity Long/Short - Opportunistic		112,352,435	119,720,876	86.80

Total Investments in Investment Funds		128,160,086	136,569,599	99.02

1

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

September 30, 2009

Description	Cost	Fair Value	Percent of Net Assets

Short-Term Investments
State Street Institutional Liquid Reserve Fund - Institutional Class 0.24%	$3,637,554	$3,637,554	2.64%

Total Short-Term Investments	3,637,554	3,637,554	2.64

Total Investments in Investment Funds and Short-Term Investments	$131,797,640	140,207,153	101.66

Liabilities in excess of Other Assets		(2,282,943)	(1.66)

Total Net Assets		$137,924,210	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

2

Morgan Stanley Global Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

September 30, 2009

Strategy Allocation	Percent of Net Assets

Equity Long/Short - Opportunistic	86.80%
Equity Long/Short - High Hedge	12.22
Short-Term Investments	2.64

Total Investments in Investment Funds and Short-Term Investments	101.66%

3

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Global Long/Short Fund A (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-term investments are invested in a money market fund or overnight in a short-term time deposit with the Fund’s custodian, State Street Bank and Trust Company (“State Street”). Investments in money market funds are valued at net asset value. Investments in short-term time deposits are valued at amortized cost, which approximates fair value.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund establishes a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Investment Funds	Other Financial Instruments*
Level 1 - Quoted Prices	$-	$3,637,554
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	136,569,599	-

Total	$136,569,599	$3,637,554

*	Other financial instruments include short-term investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2008	$90,625,104
Net realized gain (loss)	(2,434,089)
Net change in unrealized appreciation/depreciation	15,985,815
Net purchases (sales)	32,392,769
Net transfers in or out of Level 3	-

Balance as of September 30, 2009	$136,569,599

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2009	$13,875,309

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Long/Short Fund A

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 25, 2009

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 25, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 25, 2009